Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000939800
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
(Oppenheimer International Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 14 of the prospectus and in the sections "How to Buy Shares" beginning on page 59 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund invests mainly in debt securities of foreign government and corporate issuers. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities, generally referred to as "bonds," including government bonds, corporate debt obligations, "structured" notes, participation interests in loans, "zero coupon" or "stripped" securities, certain mortgage-related securities or asset-backed securities and other debt obligations.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities. The Fund typically invests in at least three countries other than the United States. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.

The Fund may buy securities issued by companies of any size or market capitalization range and at times might emphasize securities of issuers in a particular capitalization range. It can invest in debt securities having short, intermediate or long maturities.

The Fund does not limit its investments to a particular credit quality or rating category and can invest without limit in securities rated below investment grade (commonly called "junk bonds"). "Investment grade" debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's. The Fund may also invest in unrated securities, in which case the Fund's investment Sub-Adviser, OppenheimerFunds, Inc., may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund may also use derivatives to seek increased returns or to try to manage investment risks, including, for example, options, forward contracts, futures contracts, swaps, and "structured" notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.

In selecting securities, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macro-economic factors that affect exchange rates and interest rates in both emerging market and developing countries. The portfolio managers currently focus on investment opportunities for higher yields than are available in U.S. markets and opportunities in investments denominated in foreign currencies that compare favorably to the U.S. dollar. These factors may vary in particular cases and may change over time.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk, extension risk and event risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Foreign Currency Risk. Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

The portfolio manager's selection of foreign currency denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign-currency denominated investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return over the long term, from a fund that invests mainly in foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations of a fund that focuses on debt investments in foreign securities, including those in emerging markets. The Fund is intended to be a long-term investment, not a short-term trading vehicle. Because the Fund's income will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and those of the Reference Index, which has characteristics of those markets in which the Fund can invest. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/InternationalBondFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/investors/overview/InternationalBondFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.56% (4th Qtr 04) and the lowest return was -6.91% (3rd Qtr 08). For the period from January 1, 2012 through December 31, 2012 the cumulative return before sales charges and taxes was 10.77%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

(Oppenheimer International Bond Fund) | JP Morgan Emerging Markets Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.44%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	10.97%
(Oppenheimer International Bond Fund) | JP Morgan Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	12.29%
(Oppenheimer International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	5.42%	[4]
(Oppenheimer International Bond Fund) | JP Morgan Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	12.03%	[4]
(Oppenheimer International Bond Fund) | JP Morgan Emerging Markets Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.86%	[4]
(Oppenheimer International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.38%
(Oppenheimer International Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,670
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	575
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	786
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,014
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,670
Annual Return 2003	rr_AnnualReturn2003	25.89%
Annual Return 2004	rr_AnnualReturn2004	15.56%
Annual Return 2005	rr_AnnualReturn2005	3.29%
Annual Return 2006	rr_AnnualReturn2006	8.65%
Annual Return 2007	rr_AnnualReturn2007	13.59%
Annual Return 2008	rr_AnnualReturn2008	(0.69%)
Annual Return 2009	rr_AnnualReturn2009	13.07%
Annual Return 2010	rr_AnnualReturn2010	7.87%
Annual Return 2011	rr_AnnualReturn2011	(0.28%)
Annual Return 2012	rr_AnnualReturn2012	10.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 through December 31, 2012 the cumulative return before sales charges and taxes was 10.77%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 11.56% (4th Qtr 04)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -6.91% (3rd Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.91%)
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	4.97%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 1995
(Oppenheimer International Bond Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.90%
(Oppenheimer International Bond Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	6.58%
(Oppenheimer International Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,790
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	599
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,790
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 1995
(Oppenheimer International Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,036
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 1995
(Oppenheimer International Bond Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	716	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58	[3]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	183	[3]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	319	[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	716	[3]
(Oppenheimer International Bond Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	833
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	833
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,837
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001
(Oppenheimer International Bond Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	241
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	418
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	934
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	8.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2004
[1]	Estimated expenses for the first full year that Class I shares are offered.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[3]	Based on estimated expenses for Class I shares for the first fiscal year.
[4]	From 9-30-04